Accumulated Losses and Reserves	12 Months Ended
Jun. 30, 2021
Disclosure Of Reserves Within Equity [Abstract]
Accumulated Losses and Reserves

Note 24. Accumulated Losses and Reserves

	June 30, 2021	June 30, 2020	July 1, 2019
		Restated	Restated
	US$	US$	US$
(a) Movements in accumulated losses were as follows:
Balance of July 1	(78,779,486)	(67,656,287)	(52,704,339)
Net loss for the period	(45,344,496)	(11,123,199)	(14,951,948)
Balance of June 30	(124,123,982)	(78,779,486)	(67,656,287)

(b) Reserves
Fair value of Investments reserve (i)	1,085,411	551,409	517,700
Share-based payments reserve (ii)	4,087,650	3,116,080	2,401,769
Foreign translation reserve (iii)	20,089,163	5,827,605	6,257,941
Total reserves	25,262,224	9,495,094	9,177,410

(i) Movement in fair value of investments reserve:
Opening balance	551,409	517,700	353,604
Fair value on gains on investments in financial assets	469,767	41,098	181,687
Exchange on translation	64,235	(7,389)	(17,591)
Closing balance	1,085,411	551,409	517,700

(ii) Movement in share-based payments reserve:
Opening balance	3,116,080	2,401,769	1,816,817
Share-based payments expense	3,897,638	732,688	685,409
Exercise of options	(3,271,542)	(284,828)	—
Exchange on translation	345,474	266,451	(100,457)
Closing balance	4,087,650	3,116,080	2,401,769

(iii) Movement in foreign translation reserve:
Opening balance	5,827,605	6,257,941	7,530,571
(Gains)/loss on translation	14,261,558	(430,336)	(1,272,630)
Closing balance	20,089,163	5,827,605	6,257,941

(iv) Movement in option reserve
Opening balance	—	—	1,473,302
Transfer to contributed equity	—	—	(1,473,302)
Closing balance	—	—	—

(c) Nature and purpose of reserves

Fair value of investments reserve

This reserve records fair value changes on listed investments.

Share‑based payment reserve

This reserve is used to record the value of equity benefits provided to executives and employees as part of their remuneration.

Foreign currency translation reserve

The reserve records the value of foreign currency movements on translation of financial statements from A$ to US$

Option reserve

On 25 November 2014 the company issued options to purchase 49,726,672 ordinary shares with an exercise price of $0.19 expiring on 25 November 2018. The fair value of the options at their issue date of $1,473,302 was recognized in the option reserve. The same amount, US$1,473,302, was transferred to contributed equity on 25

November 2018 following the exercise and expiry of all quoted options. The balance on the option reserve at 30 June 2021, 2020 and 2019 was nil.